Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Debt Portfolio (Class I)

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the fifth paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

The Adviser considers an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.

  VIFEMDCIPSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Debt Portfolio (Class II)

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the fifth paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

The Adviser considers an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.

  VIFEMDCIIPSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Equity Portfolio (Class I)

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.

  VIFEMECIPSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Equity Portfolio (Class II)

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.

  VIFEMECIIPSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

U.S. Real Estate Portfolio (Class I)

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States or has at least 50% of its assets in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Please retain this supplement for future reference.

  VIFUSRECIPSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

U.S. Real Estate Portfolio (Class II)

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States or has at least 50% of its assets in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Please retain this supplement for future reference.

  VIFUSRECIIPSPT 5/17

Statement of Additional Information Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated May 1, 2017

Core Plus Fixed Income Portfolio

Emerging Markets Debt Portfolio

Emerging Markets Equity Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Real Estate Portfolio

Global Strategist Portfolio

Growth Portfolio

Mid Cap Growth Portfolio

U.S. Real Estate Portfolio

Effective July 31, 2017, the fifth paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies—Foreign Investment" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Effective July 31, 2017, the second sentence of the first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies—Foreign Investment—Emerging Market Securities" is hereby deleted and replaced with the following:

An emerging market security is a security issued by an emerging market foreign government or private issuer. An emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50% of its assets in an emerging market or developing country or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.